Commitments and contingencies	12 Months Ended
Mar. 31, 2022
Commitments and contingencies
23. Commitments and contingencies
Obligations under guarantees
The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. A guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.
The types of guarantees under ASC 460, “Guarantees” (“ASC 460”) provided by the MHFG Group are described below.
Performance guarantees
Performance guarantees are issued to guarantee customers’ performance under contractual arrangements such as a tender bid on a construction project or the completion of a construction project.
Guarantees on loans
Guarantees on loans include obligations to guarantee the customers’ borrowing contracts. The MHFG Group is required to make payments to the guaranteed parties in the event that customers fail to fulfill obligations under the contracts.
Guarantees on securities
Guarantees on securities include obligations to guarantee securities, such as bonds issued by customers.
Other guarantees
Other guarantees include obligations to guarantee customers’ payments, such as tax payments.
Guarantees for the repayment of trust principal
The MHFG Group provides certain trust products with guarantees for the repayment of trust principal, e.g., loan trusts and certain jointly operated designated money trusts. Pursuant to Japanese trust-related laws, trustees are prohibited from compensating beneficiaries for any loss in the beneficial interests in each trust. However, under a special condition of the Japanese trust-related laws, trust banks as trustees are allowed to enter into an agreement to provide compensation for any loss in the principal of the trust. The MHFG Group manages and administers the trust assets to minimize exposures against losses from the guarantees for the repayment of trust principal, including writing-off
nonaccrual loans and charging it to the trust account profits. In performing its fiduciary duties, the MHFG Group also manages the trust assets separately from its own proprietary assets on behalf of customers and keeps separate records for the trust activities. The MHFG Group consolidates certain guaranteed principal money trusts. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts. The contract amounts of guarantees for repayment of unconsolidated trust principal are presented in the tables below.
Part of the trust account profits is set aside as a reserve in trust accounts to absorb losses in the trust asset portfolios in accordance with relevant Japanese laws concerning the trust business and/or trust agreements. Statutory reserves for loan trusts and reserves for jointly operated designated money trusts are calculated based on the trust principal or the balance of loans and other assets in the trust accounts. Since the probability of principal indemnification is considered to be remote, the MHFG Group had no related reserve for credit losses recorded in its consolidated financial statements.
Liabilities of trust accounts
The MHFG Group, as trustee, may enter into an agreement with a third party who is not the party to the relevant trust agreement to the extent necessary to handle the trust affairs for the purpose of fulfilling the objectives of the trust and, as such, the trustee shall be allowed to assume certain liabilities. Pursuant to Japanese trust-related laws, the trustee is ultimately liable to pay those liabilities out of its proprietary assets in the event that the trust assets are insufficient to cover those liabilities. The amount of trust liabilities rarely exceeds the amount of trust assets and, therefore, those liabilities are generally covered by the corresponding trust assets. To avoid the demand for payment out of the proprietary assets, the trustee can enter into a special covenant of limited liability under which the trust creditors agree to limit the trustee’s liability to the value of the trust assets and to waive the right for compulsory execution against the trustee’s proprietary assets. The MHFG Group regularly monitors the condition of trust accounts to minimize exposures against making payment.
The amounts of such liabilities in the trust accounts, excluding those with the special covenant of limited liability, are presented in the tables below. Liabilities of trust accounts principally include obligations to return collateral under security lending transactions and other transactions.
Derivative financial instruments
Certain written options and credit default swaps are deemed guarantees pursuant to the definition of guarantees in ASC 460 if these contracts require the MHFG Group to make payments to counterparties based on changes in an underlying instrument or index that is related to an asset, a liability, or an equity security of the counterparties. The MHFG Group’s payments could involve a gross settlement or a net settlement. Because it is difficult in practice to determine whether the counterparty has the asset, the liability or the equity security relating to the underlying, the MHFG Group has decided to include all credit default swaps and written options, excluding written options outside the scope of ASC 460, in the guarantee disclosures.
The MHFG Group records all guarantees and similar obligations subject to ASC 460 at fair value in the consolidated balance sheets at the inception of the guarantee. The total carrying amount of guarantees and similar obligations at March 31,2021 and 2022 was
 ¥160 billion and ¥443 billion, respectively, and was included in Other liabilities and Trading account liabilities. The total includes the carrying amounts of derivatives that are deemed to be guarantees, which amounted to ¥138 billion and ¥416 billion at March 31, 2021 and 2022, respectively.
The table below summarizes the remaining term and maximum potential amount of future payments by type of guarantee at March 31, 2021 and 2022. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation
to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2021	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	2,730	1,662	882	186
Guarantees on loans	348	242	84	22
Guarantees on securities	79	23	56	—
Other guarantees	2,390	1,913	348	129
Guarantees for the repayment of trust principal	28	—	13	15
Liabilities of trust accounts	480	61	235	184
Derivative financial instruments	23,933	8,821	12,048	3,064

2022	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	3,254	2,084	996	174
Guarantees on loans	419	314	42	63
Guarantees on securities	75	9	66	—
Other guarantees	2,899	2,381	451	67
Guarantees for the repayment of trust principal	22	—	9	13
Liabilities of trust accounts	478	116	199	163
Derivative financial instruments	36,484	17,110	15,721	3,653
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2021 and 2022:

	2021	2022

	(in billions of yen)
Investment grade	4,427	5,336
Non-investment grade	1,120	1,311

Total	5,547	6,647

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.
Other
off-balance-sheet
instruments
In addition to guarantees, the MHFG Group issues other
off-balance-sheet
instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ requests.

Commitments to extend credit
Commitments to extend credit are legally binding agreements to lend to customers on demand. They usually have set maturity dates. These agreements differ from guarantees in that they are generally revocable or contain provisions that enable the MHFG Group to avoid payment or reduce the amount of credit extended under certain conditions, such as the deterioration of the borrower’s financial condition or other reasonable conditions. The MHFG Group monitors the financial condition of the potential borrowers throughout the commitment period to determine whether additional collateral or changes in the terms of the commitment are necessary. Since many of these commitments to extend credit expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.
Commitments to invest in securities
Commitments to invest in securities include legally binding contracts to make additional contributions to investment funds, such as private equity funds in accordance with the terms of investment agreements.
Commercial letters of credit
Commercial letters of credit are issued in connection with customers’ trade transactions. Normally, the customers cannot receive the goods until they make payment to a bank, and therefore these commercial letters of credit are collateralized by the underlying goods. Upon issuance of commercial letters of credit, the MHFG Group monitors the credit risk associated with these transactions to determine if additional collateral is required.
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2021 and 2022:

	2021	2022

	(in billions of yen)
Commitments to extend credit (Note)	93,999	92,203
Commercial letters of credit	797	1,422

Total	94,796	93,625

Note:	Commitments to extend credit include commitments to invest in securities.
Allowance for credit losses on
off-balance-sheet
instruments
The amounts of allowance for credit losses on
off-balance-sheet
instruments at March 31, 2021 and 2022 were ¥87 billion and ¥71 billion, respectively, and were included in Other liabilities.
Legal proceedings and investigations
The MHFG Group is involved in normal collection proceedings initiated by the Group, other legal proceedings and investigations in the ordinary course of business. In accordance with ASC 450, the Group recognizes a liability for loss contingencies arising from such proceedings and investigations when a loss is probable and the loss amount or the range of the loss can be reasonably estimated. However, if a loss is reasonably possible but the range of loss is not probable and reasonably estimable, the Group does not recognize a liability but discloses the detail of such proceedings and investigations. Based on the information available as of the date of the consolidated financial statements, the Group believes that the outcome of the collection, legal proceedings and investigations will not have a significant adverse effect on the consolidated financial statements.

Leases
The MHFG Group is obligated under a number of lease arrangements. The Group’s lessee arrangements mainly consist of operating leases for real estate, such as office space, including its head office, and branches. Finance leases are not significant. Some of the Group’s operating leases include variable lease payments.
The following table presents the consolidated balance sheet information related to operating leases as of March 31, 2021 and 2022:

	2021		2022

	(in millions of yen, except for remaining lease term and discount rate)
Right-of-use assets (Note)	611,533		570,171
Lease liabilities (Note)	636,541		593,339
Weighted average:
Remaining lease term	15.6	years	15.5	years
Discount rate	0.54%		0.60%

Note:	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.
The following table presents lease cost and supplemental information related to operating leases for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Lease cost (Note)	126,840	119,453	111,907
Right-of-use assets obtained in exchange for new lease liabilities	60,047	108,430	51,901
Operating cash flows	102,066	102,150	101,223

Note:
Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.

The following table shows future lease payments under operating leases as of March 31, 2022:

As of March 31, 2022

(in millions of yen)
Fiscal year ending March 31:
2023	82,330
2024	60,138
2025	52,311
2026	41,991
2027	32,854
2028 and thereafter	347,734

Total lease payments	617,358

Amount representing interest	24,019

Total lease liabilities for operating leases	593,339